Significant Accounting Policies - Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Inventories
Crude oil	$ 77,351	$ 146,857
Natural gas liquids:
Propane	38,910	32,347
Butane	12,613	5,992
Other	6,515	6,035
Refined products:
Gasoline	253,286	193,015
Diesel	113,939	96,380
Renewables:
Ethanol	38,093	42,009
Biodiesel	10,596	21,410
Total	$ 551,303	$ 544,045